DEFINED CONTRIBUTION RETIREMENT PLANS	6 Months Ended
Jun. 30, 2011
DEFINED CONTRIBUTION RETIREMENT PLANS [Text Block]
NOTE 17	DEFINED CONTRIBUTION RETIREMENT PLANS

As stipulated by the regulations of the PRC government, companies operating in the PRC have defined contribution retirement plans for their employees. The PRC government is responsible for the pension liability to these retired employees. The Company was required to make specified contributions to the state-sponsored retirement plan based on the basic salary cost of their staff. Each of the employees of the PRC subsidiaries is also required to contribute certain percentage of his/her basic salary.

Contributions to defined contribution retirement plan for the three months periods ended March 31, 2011 and 2010 were $62,747 and $35,937 respectively.